BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of balances with related parties [Table Text Block]
	December 31,
	2024	2023

Other current assets - main shareholders (Note 6)	$134	$-
Other current assets - former non-independent director (Note 6)	$-	$839
Trade payables - related party (Note 12)	$-	$187
Other current liabilities - related parties (Note 13)	$427	$239
Convertible debentures issued to main shareholders (Note 15)	$446	$-
Derivative warrants liabilities and prefunded warrants issued to main shareholders (Note 16)	$914	$8

Disclosure of transactions between related parties [Table Text Block]

	Year ended December 31,
	2024	2023	2022

General and administrative expenses - management fee (1)	$498	$641	$1,064
Finance income (expense) - Interest in income on loans granted to (received from) main shareholders	$(53)	$45	$26
Finance income - Revaluation of derivative warrants liabilities granted to main shareholders	$155	$1,450	$-
Finance expenses - Revaluation of prefunded warrants granted by main shareholder	$56	$-	$-
Finance expenses - Extension fee and discount amortization expenses in respect of convertible debentures granted to main shareholders	$87	$-	$-
Finance expenses - Compensation expenses in respect of guarantees granted by main shareholder	$815	$-	$-

(1)
Include mainly compensation for management services incurred indirectly by an entity controlled by the main shareholder offset by income resulted from subleasing agreement executed between the parties.

Disclosure of information about key management personnel [Table Text Block]

	Year ended December 31,
	2024	2023	2022

Payroll and related expenses	$1,094	$704	$916

Share-based compensation	$63	$513	$437

Professional fees (*)	$724	$852	$1,040

(*)	Includes management fees charges during the years ended December 31, 2024, 2023 and 2022 of $481, $475 and $503, respectively.